Property Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	$ 143,409
Impairment	2,800	$ 12,800
Net book value	152,916	143,409
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	325,388	208,499
Acquisition (note 5)	54,169	115,349
Additions	8,450	10,667
Transfers from CIP	0
Dispositions	(3,161)	(9,127)
Net book value	384,846	325,388
Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	181,979	152,027
Depreciation	29,997	19,873
Impairment	21,446	15,209
Dispositions	(1,492)	(5,130)
Net book value	231,930	181,979
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	11,964
Net book value	20,625	11,964
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	11,964	12,388
Acquisition (note 5)	8,661	130
Additions	0	57
Transfers from CIP	0
Dispositions	0	(611)
Net book value	20,625	11,964
Land | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	0	0
Depreciation	0	0
Impairment	0	0
Dispositions	0	0
Net book value	0	0
Production Facilities
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	22,227
Net book value	34,064	22,227
Production Facilities | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	154,234	153,332
Acquisition (note 5)	24,330	4,528
Additions	0	256
Transfers from CIP	882
Dispositions	38	(3,882)
Net book value	179,484	154,234
Production Facilities | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	132,007	131,867
Depreciation	2,526	1,464
Impairment	10,825	0
Dispositions	62	(1,324)
Net book value	145,420	132,007
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	55,445
Impairment	1,700
Net book value	48,451	55,445
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	70,814	3,899
Acquisition (note 5)	3,660	64,059
Additions	2,739	3,465
Transfers from CIP	0
Dispositions	(314)	(609)
Net book value	76,899	70,814
Leasehold Improvements | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	15,369	411
Depreciation	11,675	7,131
Impairment	1,697	7,794
Dispositions	(293)	(610)
Net book value	28,448	15,369
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	50,140
Impairment	1,100
Net book value	46,923	50,140
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	78,922	32,777
Acquisition (note 5)	17,518	44,263
Additions	5,609	5,907
Transfers from CIP	0
Dispositions	(2,885)	(4,025)
Net book value	99,164	78,922
Equipment | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	28,782	13,928
Depreciation	15,796	11,278
Impairment	8,924	7,415
Dispositions	(1,261)	(3,196)
Net book value	52,241	28,782
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	3,633
Net book value	2,853	3,633
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	9,454	6,103
Acquisition (note 5)	0	2,369
Additions	102	982
Transfers from CIP	(882)
Dispositions	0	0
Net book value	8,674	9,454
Construction in Progress | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	5,821	5,821
Depreciation	0	0
Impairment	0	0
Dispositions	0	0
Net book value	$ 5,821	$ 5,821